Organization and Business (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Jul. 02, 2019
Cash used in operating activities		$ (1,749,536)	$ (2,212,393)	$ (5,633,362)	$ (4,107,031)	$ 1,341,052	$ (8,692,450)	$ (7,118,337)
Accumulated losses		(30,569,764)		(47,923,133)		(37,644,572)	(30,569,764)
Cash equivalents and marketable securities				9,400,000		7,899,804
Proceeds from issuance of common stock				1,981,994	$ (18,500)	799,185
Sale of equity securities									$ 100,000,000
Cash purchase price			$ 294,862					$ 294,862
Stock Purchase Agreement [Member]
Proceeds from issuance of common stock	$ 7,839,494					20,000,000
Cash purchase price						20,000,000
Stock Purchase Agreement [Member] | LPC [Member]
Proceeds from issuance of common stock				20,000,000
Cash purchase price				$ 20,000,000
Closing date of issuance of common stock				2021-08
Circassia Pharmaceuticals PLC [Member]
Marketable securities				$ 1,900,000		$ 5,600,000